Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11—COMMITMENTS AND CONTINGENCIES

Operating leases

The Company leases office space under non-cancelable operating lease agreements, which include an 11-year lease of the Company’s future principal executive offices that was entered into in December 2019. These operating leases expire through April 2031.

Rent expense is recognized on a straight-line basis over the lease term. Rent expense was $0.6 million and $1.6 million during the three and nine months ended March 31, 2019, respectively, and $1.7 million and $3.3 million, during the three and nine months ended March 31, 2020, respectively.

Future minimum lease payments under non-cancelable leases as of March 31, 2020 are as follows (in thousands):

Fiscal years ending June 30:	Amount
Remainder of 2020	$674
2021	1,633
2022	6,768
2023	6,973
2024	7,179
Thereafter	50,547

Total	$73,774

Other agreements

The Company has a ten-year strategic partnership agreement with a third party to market and promote the Company’s online bill payment products that expires in June 2027. The expense recognized under this agreement, which is included in sales and marketing expenses in the accompanying condensed consolidated statements of operations, was $0.6 million and $1.7 million during the three and nine months ended March 31, 2019, respectively, and $0.5 million and $1.5 million during the three and nine months ended March 31, 2020, respectively.

The Company purchased a software license and maintenance and support services from a vendor that are payable on an installment basis through August 2021 under a non-cancellable service agreement.

Future payments under these agreements are as follows as of March 31, 2020 (in thousands).

Fiscal years ending June 30:	Amount
Remainder of 2020	$750
2021	3,000
2022	2,000
2023	2,000
2024	2,000
Thereafter	5,500

Total	$15,250

Litigation

From time to time, the Company is involved in lawsuits, claims, investigations, and proceedings that arise in the ordinary course of business. The Company records a provision for a liability when management believes that it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. As of March 31, 2020, the estimate of the provision for litigation liability is immaterial. The Company reviews these provisions periodically and adjusts these provisions to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case. Litigation is inherently unpredictable.

NOTE 11—COMMITMENTS AND CONTINGENCIES

Operating leases—The Company leases office space under non-cancelable operating leases that expire through March 2025. Rent expense is recognized on a straight-line basis over the lease term. Rent expense, net of sublease income, was $1.5 million and $2.3 million during the years ended June 30, 2018 and 2019, respectively.

Future minimum lease payments under non-cancelable operating leases as of June 30, 2019 are as follows (in thousands):

Fiscal years ending June 30:
2020	$2,611
2021	615
2022	631
2023	647
2024	663
Thereafter	510

Total	$5,677

Other agreements—The Company has a ten-year strategic partnership agreement with a third party to market and promote the Company’s online bill payment products that expires in June 2027. Expense recognized under this agreement, which was included in sales and marketing expenses, was $2.3 million and $2.3 million during the years ended June 30, 2018 and 2019, respectively.

The Company purchased a software license and maintenance and support services from a vendor that are payable on an installment basis through August 2021 under a non-cancellable service agreement.

Future payments under these other agreements as of June 30, 2019 are as follows (in thousands).

Fiscal years ending June 30:
2020	$3,250
2021	3,000
2022	2,000
2023	2,000
2024	2,000
Thereafter	5,500

Total	$17,750

Litigation—From time to time, the Company is involved in lawsuits, claims, investigations, and proceedings that arise in the ordinary course of business. The Company records a provision for a liability when management believes that it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. As of June 30, 2018 and 2019, the estimate of the provision for litigation liability is immaterial. The Company reviews these provisions periodically and adjusts these provisions to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case. Litigation is inherently unpredictable.